Investments in Unconsolidated Affiliates (Details) € in Thousands			6 Months Ended
	Sep. 11, 2025 USD ($)	Sep. 11, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Investments in unconsolidated affiliates
Cash consideration				$ 1,538,000
Income (loss) from equity method investments			229,000
Investment in unconsolidated affiliates			4,262,000		$ 7,857,000
Quantix Edge Security, S.L. [Member]
Investments in unconsolidated affiliates
Ownership percentage	25.50%	25.50%
Cash consideration | €		€ 3,825
Income (loss) from equity method investments			213,991
Investment in unconsolidated affiliates			4,262,000		$ 4,476,000
Impairment on investment in unconsolidated affiliates